S000013931 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	218 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	14.56%	13.08%
MSCI KLD 400 Social Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.80%	14.61%	13.08%
iShares ESG MSCI KLD 400 ETF
Prospectus [Line Items]
Average Annual Return, Percent	22.48%	14.35%	12.72%
Performance Inception Date				Nov. 14, 2006
iShares ESG MSCI KLD 400 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.18%	14.00%	12.35%
iShares ESG MSCI KLD 400 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.52%	11.47%	10.53%